Loans And Allowance For Credit Losses (Nonaccrual Status Of Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 1,130,552	[1]	¥ 1,272,330	[1]
Loans held for sale placed on nonaccrual status			818
Loans acquired with deteriorated credit quality placed on nonaccrual status	19,840		21,965
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	795,392		911,700
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	156,107		211,975
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	32,696		37,381
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	182,860		185,597
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	68,387		85,987
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	229,578		249,251
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	7,200		13,993
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	29,585		31,941
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	38,854		42,513
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	50,125		53,062
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	84,743		98,085
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	120,284		130,830
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	78,848		88,045
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 51,285		¥ 43,670

[1]	The above table does not include loans held for sale of ¥818 million and nil at March 31, 2013 and September 30, 2013, respectively, and loans acquired with deteriorated credit quality of ¥21,965 million and ¥19,840 million, at March 31, 2013 and September 30, 2013, respectively.